Related Party Disclosures - Summary of Compensation of Key Management Including Board Of Directors And Executive Management Team (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Salaries, cash compensation and other short-term benefits	SFr 1,650	SFr 1,305	SFr 3,184	SFr 3,060
Pension	146	130	298	235
Share-based compensation expense	4,971	3,322	8,377	4,844
Total	SFr 6,767	SFr 4,757	SFr 11,859	SFr 8,139